Expense Example, No Redemption - Redwheel Next Generation Power Infrastructure Fund	Jan. 28, 2026 USD ($)
A Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 677
Expense Example, No Redemption, 3 Years	945
Expense Example, No Redemption, 5 Years	1,234
Expense Example, No Redemption, 10 Years	2,053
Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	$ 1,306